Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments and contingent liabilities
40	Commitments and contingent liabilities

Several companies of the Group lease manufacturing facilities and stores under non-cancellable operating lease agreements with expiry dates through 2023. Rental expense recorded for the years ended December 31, 2018 and 2017 was 17,218 and 16,707, respectively. As at December 31, 2018, the minimum annual rental commitments are as follows:

2019	13,503
2020	12,823
2021	11,673
2022	11,090
2023	9,848
Thereafter	21,803

Total	80,740

Certain banks have provided guarantees as at December 31, 2018 to secure payments to third parties amounting to 1,620 (1,737 as at December 31, 2017). These guarantees are unsecured and have various maturities extending through December 31, 2019.

The Group is involved in a number of certain and probable claims (including tax claims) and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters, after the provision accrued, will not have a material adverse effect on the Group’s consolidated financial position or results of operations (see note 21).